Long-Term Debt, Long-Term Debt (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Jan. 13, 2022	Dec. 31, 2021	Nov. 24, 2021	Jul. 27, 2021	May 07, 2021	Jan. 27, 2021	Jan. 31, 2020	Dec. 02, 2019
Loan Facilities [Abstract]
Long-term debt	$ 153,718,500		$ 103,761,500
Less: Deferred financing costs	(1,877,264)		(1,720,101)
Total long-term debt, net of deferred finance costs	151,841,236		102,041,399
Presented [Abstract]
Current portion of long-term debt	32,548,400		16,688,000
Less: Current portion of deferred finance costs	(771,283)		(596,277)
Current portion of long-term debt, net of deferred finance costs	31,777,117		16,091,723
Non-Current portion of long-term debt	121,170,100		87,073,500
Less: Non-Current portion of deferred finance costs	(1,105,981)		(1,123,824)
Non-Current portion of long-term debt, net of deferred finance costs	120,064,119		85,949,676
$11.0 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	$ 11,000,000		11,000,000						$ 11,000,000
Borrowers	Spetses- Pikachu
Long-term debt	$ 6,200,000		7,800,000
$4.5 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	$ 4,500,000							$ 4,500,000
Borrowers	Bistro
Long-term debt	$ 2,850,000		3,450,000
$15.29 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	$ 15,290,000		15,290,000				$ 15,290,000
Borrowers	Pocahontas- Jumaru
Long-term debt	$ 11,993,000		13,877,000
$18.0 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	$ 18,000,000		18,000,000			$ 18,000,000
Borrowers	Rocket- Gamora
Long-term debt	$ 13,250,000		16,300,000
$40.75 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	$ 40,750,000		40,750,000		$ 40,750,000
Borrowers	Liono-Snoopy-Cinderella-Luffy
Long-term debt	$ 34,980,000		39,596,000
$23.15 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	$ 23,150,000			$ 23,150,000
Borrowers	Bagheera-Garfield
Long-term debt	$ 17,800,500		22,738,500
$55.0 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	$ 55,000,000	$ 55,000,000
Borrowers	Mulan- Johnny Bravo-Songoku-Asterix-Stewie
Long-term debt	$ 44,395,000		0
22.5 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	$ 22,500,000
Borrowers	Tom-Jerry
Long-term debt	$ 22,250,000		$ 0